Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended	9 Months Ended		12 Months Ended		15 Months Ended
	Dec. 31, 2010	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ 27,315,614	$ (3,644,362)	$ (9,263,461)	$ 20,637,596	$ (15,418,430)	$ 23,671,252
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation expense	95,253	142,242	1,721,785	1,769,740	4,270,444	237,495
Noncash stock compensation	925,851	345,059	1,180,256	1,626,402	701,728	1,270,910
Issue warrants on letter of guarantee			69,111	69,111
Amortization of deferred financing costs	551,541	68,750	1,394,637	1,777,818	1,279,284	620,291
Loss on asset impairments			160,824	160,824	1,868,911
Noncontrolling interest	0			0	0
Loss (gain) on sale of assets	(33,055,388)	1,967		(33,055,388)	(1,267,564)	(33,053,421)
Accretion of discount	167,680	7,883	300,249	367,846	438,841	175,563
Unrealized loss (gain) from change in fair value of convertible securities	1,001,622	185,944		1,001,622		1,187,566
Forgiveness of trade payable					(2,757,311)
Changes in certain assets and liabilities:
Accounts receivable	908	(121,332)	(212,060)	29,547	4,348,297	(120,424)
Inventory			179,322	179,322	5,958,458
Prepaid expenses	(32,101)	135,794	543,168	431,421	228,704	103,693
Accounts payable	1,803,031	226,127	(7,037,977)	(5,707,290)	(5,004,795)	2,029,158
Accrued liabilities	1,262,850	911,822	4,627,292	4,730,591	2,509,081	2,174,672
Deposits and other current assets	110		110	110		110
Net cash used in operating activities	36,971	(1,740,106)	(6,336,744)	(5,980,728)	332,827	(1,703,135)
CASH FLOWS FROM INVESTING ACTIVITIES:
Change in restricted cash	48		2,018,765	2,018,765	(1,676,064)	48
Proceeds from sale of assets			9,775	9,775	13,425,994
Additions to fixed assets	(1,799,148)	(6,853)	(1,287,132)	(2,104,573)	(790,362)	(1,806,001)
Decrease (increase) in other assets	50,000	(2,000)	(1,246,136)	(1,146,136)	(348,270)	48,000
Net cash used in investing activities	(1,749,100)	(8,853)	(504,728)	(1,222,169)	10,611,298	(1,757,953)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of common stock and warrants		1,038,100				1,038,100
Gross proceeds from redeemable debenture issuance					1,711,892
Increase in notes payable	964,992	701,690	666,340	1,020,840	298,323	1,666,682
Payment of notes payable	(123,201)	(157,310)	(198,473)	(275,051)	(6,541,144)	(280,511)
Payment of deferred financing costs	(275,802)		(180,644)	(275,802)	(175,451)	(275,802)
Net cash provided by financing activities	565,989	1,582,480	287,223	469,987	(4,706,380)	2,148,469
CHANGE IN CASH	(1,146,140)	(166,479)	(6,554,249)	(6,732,910)	6,237,745	(1,312,619)
CASH, beginning of period	1,327,611	181,471	6,914,381	6,914,381	676,636	1,327,611
CASH, end of period	181,471	14,992	360,132	181,471	6,914,381	14,992
Cash paid for interest	820,672	208,989	893,774	1,550,048	2,994,959	1,029,661
NONCASH TRANSACTIONS:
Issued shares of common stock for 401K matching contribution		206,470				206,470
Accrued dividends converted to additional stated value of Series A Preferred Stock		682,700	639,845			1,010,425
Shares of common stock and warrants issued upon conversion of shares of Series A Preferred Stock and Series B Preferred Stock		1,753,879				1,753,879
Shares of common stock and warrants issued upon conversion of principal on promissory note with a related party		500,000				500,000
Issued treasury shares for payment of services					$ 36,560